================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM 13F

                               -----------------

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Endurance Wealth Management, Inc.

Address: 121 South Main St. 4(th) Floor
         Providence, RI 02903

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas E. Gardner

Title: Chief Financial Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:

   Thomas E. Gardner             Providence, RI              1/18/2012
--------------------------  --------------------------
      [Signature]                [City, State]                 (Date)

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number  Name:
      28-6868         John Michael Costello
      28-             Peter J. Corsi, Jr.
      28-             Kenneth W. Thomae
      28-             Donald J. Clarke

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        4
Form 13F Information Table Entry Total:   124
Form 13F Information Table Value Total:   $282,748
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Form 13F File
   Number     Name
  28-__6868   John Michael Costello
  28-         Peter J. Corsi, Jr.
  28-         Kenneth W. Thomae
  28-         Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

       31-Dec-11

                                                                                   Voting Authority
                                                                                   ----------------
                              Title of            Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared  None
--------------                -------- --------- -------- ------- --- ---- ------- --------  -----  ------ ------
3M Co.                          COM    88579y101    306      3749 SH        Sole                             3749
AT & T Corp                     COM    00206R102    455     15073 SH        Sole                            15073
Adobe Systems Inc.              COM    00724F101    738     26135 SH        Sole                            26135
Aegion Corp                     COM    00770F104    372     24298 SH        Sole                            24298
Aflac Inc.                      COM    001055102   2672     61768 SH        Sole                            61768
Akamai Technologies, Inc.       COM    00971T101   7018    217421 SH        Sole        3      700         216721
Ambase Corp                     COM    023164106     55     50000 SH        Sole                            50000
American Express Co             COM    025816109    428      9080 SH        Sole                             9080
Anadarko Petroleum Corp         COM    032511107   4483     58744 SH        Sole                            58744
Apple Inc.                      COM    037833100   7665     18927 SH        Sole        1       10          18917
Automatic Data Processing       COM    053015103    271      5020 SH        Sole                             5020
Baidu Inc.                      COM    056752108    418      3590 SH        Sole                             3590
Bank Of America Corp            COM    060505104   3581    646111 SH        Sole    1,2,4    34700         611400
Bank Rhode Island               COM    059690107    456     11504 SH        Sole                            11504
Bank of Ireland                 COM    46267Q202     25      6000 SH        Sole        1     6000              0
Bed Bath & Beyond               COM    075896100    291      5030 SH        Sole                             5030
Berkshire Hathaway Inc. CIB     COM    084670702    347      4553 SH        Sole                             4553
CVS/Caremark Corp.              COM    126650100   3114     76369 SH        Sole                            76369
Capital Propy Inc-A Shares      COM    140430109     90     11388 SH        Sole                            11388
Caterpillar Inc                 COM    149123101   1192     13165 SH        Sole                            13165
CenturyLink Inc.                COM    156700106   4893    131552 SH        Sole        1     1500         130052
Chevron Corporation             COM    166764100   1055      9918 SH        Sole                             9918
China Construction Bank         COM    Y1397N101      6     10000 SH        Sole                            10000
Church & Dwight Co, Inc.        COM    171340102   2653     57987 SH        Sole                            57987
Cisco Sys Inc                   COM    17275R102   4448    246050 SH        Sole        1      500         245550
Citigroup Inc                   COM    172967424   3698    140582 SH        Sole                           140582
Coca Cola Co                    COM    191216100    593      8481 SH        Sole                             8481
Colgate-Palmolive Co            COM    194162103   2391     25885 SH        Sole                            25885
Comcast Corp CIA                COM    20030N101   6192    261162 SH        Sole                           261162
ConocoPhillips                  COM    20825c104    233      3211 SH        Sole                             3211
Consolidated Edison N Y         COM    209111103    214      3450 SH        Sole                             3450
Cummins Inc.                    COM    231021106   4091     46487 SH        Sole                            46487
Danaher Corp.                   COM    235851102   3571     75928 SH        Sole        3      450          75478
Deere & Co                      COM    244199105   2896     37446 SH        Sole                            37446
Denbury Resources, Inc.         COM    247916208    508     33679 SH        Sole                            33679
Devon Energy Corporation        COM    25179m103   3167     51082 SH        Sole                            51082
Dover Corp                      COM    260003108    469      8083 SH        Sole                             8083
Dryships                        COM    Y2109Q101     82     41000 SH        Sole                            41000
Duke Energy Corporation         COM    26441C105    628     28570 SH        Sole                            28570
Eaton Vance Corp.               COM    278265103    260     11000 SH        Sole                            11000
Ecolab Inc.                     COM    278865100    265      4599 SH        Sole                             4599
Emerson Electric Co             COM    291011104    231      4968 SH        Sole                             4968
Exxon Mobil                     COM    30231g102   7429     87659 SH        Sole                            87659
Financial Select Sector Spdr    COM    81369Y605    306     23610 SH        Sole                            23610
Ford Motor                      COM    345370860    930     86515 SH        Sole                            86515
General Electric Co             COM    369604103   7575   4202991 SH        Sole      1,4     3250         419341
Gilead Sciences Inc.            COM    375558103    218      5350 SH        Sole                             5350

                                                                                      Voting Authority
                                                                                      ----------------
                                Title of             Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                   class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared  None
--------------                  -------- ---------- -------- ------- --- ---- ------- --------  -----  ------ ------
Goldman Sachs Group Inc.          COM     38141G104    653     7232  SH        Sole                             7232
Graco Inc.                        COM     384109104    227     5575  SH        Sole                             5575
H & R Block                       COM     093671105   5775   353674  SH        Sole                           353674
Hanesbrands Inc.                  COM     410345102   1909    87331  SH        Sole                            87331
Hasbro Inc                        COM     418056107   1270    39848  SH        Sole                            39848
Hewlett-Packard Co                COM     428236103   1470    57100  SH        Sole                            57100
Home Depot Inc                    COM     437076102   4917   116963  SH        Sole                           116963
Huntington Bancshares             COM     446150104   1169   213003  SH        Sole       1     13000         200003
IShares Tr MSCI Emerging Marke    COM     464287234   6097   160727  SH        Sole       1       650         160077
Independent Bank Corp Ma          COM     453836108   4518   165560  SH        Sole                           165560
Ingersoll Rand                    COM     G47791101   1130    37100  SH        Sole                            37100
Intel Corp                        COM     458140100   2075    85599  SH        Sole                            85599
Intl Business Mach                COM     459200101   1022     5563  SH        Sole                             5563
J P Morgan Chase & Co             COM     46625H100   5116   153868  SH        Sole                           153868
Jacobs Engr Group Inc             COM     469814107   3996    98489  SH        Sole       1       500          97989
Johnson & Johnson                 COM     478160104   3878    59134  SH        Sole                            59134
Kimberly Clark Corp               COM     494368103   4817    65496  SH        Sole                            65496
Kinder Morgan Inc.                COM     49455P101  12437   386611  SH        Sole                           386611
Kinder Morgan Management          COM     49455U100     88     1127  SH        Sole       1      1127              0
Long Distance Int'l Inc.          COM     542904107      0   135000  SH        Sole                           135000
McDonalds Corp                    COM     580135101    214     2134  SH        Sole                             2134
MGM Resorts                       COM     552953101      4      400  SH        Sole       4       400              0
Merck & Co Inc                    COM     58933Y105    367     9735  SH        Sole                             9735
Mettler-Toledo Int'l              COM     592688105   5858    39659  SH        Sole                            39659
Microsoft Corp                    COM     594918104   1401    53996  SH        Sole                            53996
Monsanto Company                  COM     61166W101    900    12852  SH        Sole                            12852
Morgan Stanley Group Inc          COM     617446448   2829   187015  SH        Sole                           187015
Nextera Energy Inc.               COM     302571104   3903    64112  SH        Sole                            64112
Occidental Petroleum Corp         COM     674599105   3466    36991  SH        Sole                            36991
Oracle Corporation                COM     68389X105   5885   229461  SH        Sole                           229461
PPG Industries                    COM     693506107    393     4717  SH        Sole                             4717
Paid Inc.                         COM     69561N204      2    15000  SH        Sole                            15000
Pepsico Inc                       COM     713448108   4426    66713  SH        Sole                            66713
Pfizer Inc                        COM     717081103   5319   245836  SH        Sole                           245836
Philip Morris Int'l               COM     718172109    207     2640  SH        Sole                             2640
Powershares QQQ Trust             COM     73935A104    892    15985  SH        Sole       1      2500          13485
Proshares Trust Ultra             COM    74347X6334    160     3600  SH        Sole     1,2      3600              0
Procter & Gamble Co               COM     742718109   2521    37804  SH        Sole                            37804
Qualcomm Inc                      COM     747525103  27071   494900  SH        Sole       1      8252         486648
Royal Dutch Shell                 COM     780259206   1177    16105  SH        Sole                            16105
S&P Depository Receipts Spdr      COM     78462F103    364     2907  SH        Sole       1       832           2075
SanDisk Corporation               COM     80004C101    424     8624  SH        Sole                             8624
Sara Lee Corp                     COM     803111103   1134    59975  SH        Sole                            59975
Schlumberger Limited              COM     806857108   3796    55572  SH        Sole                            55572
Sprott Resource Corp              COM     85207D103     38    10000  SH        Sole                            10000
State Street Corp                 COM     857477103    674    16728  SH        Sole                            16728
TJX Companies, Inc.               COM     872540109   1985    30765  SH        Sole                            30765
Target Corp.                      COM     87612e106    265     5175  SH        Sole                             5175
Teva Pharmaceutical Industries    COM     881624209   4372   108335  SH        Sole                           108335
Thermo Fisher Scientific Inc.     COM     883556102   3384    75258  SH        Sole                            75258
Toll Brothers Inc.                COM     889478103    364    17850  SH        Sole                            17850
Travelers Cos                     COM     89417E109   3370    56971  SH        Sole                            56971
Universal Health Rlty Income T    COM     91359E105    420    10775  SH        Sole                            10775
Verizon Communications            COM     92343V104    690    17203  SH        Sole                            17203
Walgreen Company                  COM     931422109    816    24700  SH        Sole                            24700
Walmart de Mexico                 COM     P98180105      4    1,500  SH        Sole       4      1500              0
Wash Tr Bancorp Inc               COM     940610108   1947    81629  SH        Sole       1      2000          79629

                                                                                         Voting Authority
                                                                                         ----------------
                                Title of               Value   Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                   class      CUSIP     (x$1000) Prn Amt  Prn Call Dscretn Managers  Sole   Shared   None
--------------                  -------- ------------ -------- -------- --- ---- ------- --------  -----  ------ --------
Weatherford Int'l                 COM       H27013103    3181    217324 SH        Sole      1       2000           215324
Wells Fargo & Co New              COM       949746101    1498     54384 SH        Sole                              54384
Weyerhauser                       COM       962166104    3427    183589 SH        Sole                             183589
iShares MSCI EAFE Index           COM       464287465    3705     74815 SH        Sole                              74815
iShares MSCI Pacific ex-Japan     COM       464286665     727     18692 SH        Sole                              18692
AllianceBernstein                           01881G106     134     10275 SH        Sole                              10275
Enbridge Energy Partnershp LP               29250R106     826     24900 SH        Sole                              24900
Enterprise Products Pptns LP                293792107     405      8750 SH        Sole                               8750
Kinder Morgan Energypartners L              494550106   11357    133701 SH        Sole      1       1000           132701
Magellan Midstream Partners LP              559080106    1746     25360 SH        Sole                              25360
Plains All Amer. Pipeline                   726503105    4696     63940 SH        Sole                              63940
American Century Mid Cap Value              025076654     613  52438.24 SH        Sole                           52438.24
American New Perspective                    648018109     244  9330.787 SH        Sole                           9330.787
Artisan Mid Cap                             041314H30     239  7277.446 SH        Sole                           7277.446
Fairholme Fund                              304871106    1035   44718.7 SH        Sole      1      90.23         44628.47
Heartland Value Plus                        422352500     415  14981.82 SH        Sole                           14981.82
Litman Gergory Mast Int'l                   53700T207     137  10895.57 SH        Sole                           10895.57
Spartan US Eqty Index                       315911206     975  21921.74 SH        Sole                           21921.74
Vanguard Index Tr 500                       922908108     399  3450.346 SH        Sole                           3450.346
Wells Fargo Sm/Mid Cap Value                949915268     404  28339.34 SH        Sole                           28339.34
REPORT SUMMARY                    124    DATA RECORDS  282748            0  OTHER MANAGERS ON WHOSE BEHALF REPORT
                                                                            IS FILED

1. J. Michael Costello
2. KennethW. Thomae
3. Peter J. Corsi, Jr.
4. Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.